Significant Accounting Policies - Income Taxes (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Unrecognized tax benefits	$ 0	$ 0	$ 0
Unrecognized tax benefits, interest and penalties accrued	$ 0	$ 0	$ 0